Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) (CAD)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	305	287
Less: discounting accumulated liabilities to present value	39	38
Discounted environmental liabilities	266	249
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	237	233
Less: discounting accumulated liabilities to present value	36	36
Discounted environmental liabilities	201	197
LAR [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	68	54
Less: discounting accumulated liabilities to present value	3	2
Discounted environmental liabilities	65	52